UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2019

Date of reporting period: 08/31/2019

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

COMMON STOCK - 72.93%	Shares	Value

Airlines - 2.29%
Delta Air Lines, Inc. (d)	4,000	$231,440

Auto Manufacturers - 1.34%
Tesla, Inc. (a) (d)	600	135,366

Biotechnology - 0.91%
CRISPR Therapeutics AG (a)(d)	2,000	92,420

Building Materials - 4.49%
Builders FirstSource, Inc. (a)	6,000	116,700
Eagle Materials, Inc. (d)	4,000	336,760
		453,460
Commercial Services - 1.08%
HMS Holdings Corp. (a)	3,000	109,590

Computers - 4.15%
CyberArk Software Ltd. (a)	1,500	168,510
Lumentum Holdings, Inc. (a) (d)	4,500	250,920
		419,430
Energy - Alternate Sources - 3.81%
First Solar, Inc. (a) (d)	6,200	384,834

Healthcare - Products - 1.03%
Inspire Medical Systems, Inc. (a) (d)	1,500	104,265

Healthcare - Services - 4.61%
IQVIA Holdings, Inc. (a) (d)	3,000	465,450

Home Furnishings - 4.73%
iRobot Corp. (a) (d)	2,200	135,982
Sony Corp. - ADR (d)	6,000	341,460
		477,442
Insurance - 1.74%
First American Financial Corp.	3,000	175,350

Internet - 12.24%
Alphabet, Inc. - Class C (a) (d)	200	237,620
eBay, Inc. (d)	9,250	372,682
Facebook, Inc. - Class A (a) (d)	3,000	557,010
Zillow Group, Inc. - Class C (a) (d)	2,000	68,860
		1,236,172
Leisure Time - 0.56%
YETI Holdings, Inc. (a) (d)	2,000	56,500

Oil & Gas - 1.98%
BP PLC - ADR	5,000	184,750
Marathon Petroleum Corp.	300	14,763
		199,513

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

COMMON STOCK - 72.93% (continued)	Shares	Value

Pharmaceuticals - 1.37%
Horizon Therapeutics PLC (a) (d)	5,000	$138,150

Private Equity - 2.22%
Blackstone Group, Inc. - Class A (d)	4,500	223,920

Real Estate - 2.04%
CBRE Group, Inc. - Class A (a) (d)	2,000	104,540
Redfin Corp. (a) (d)	6,000	101,340
		205,880
Retail - 2.94%
Walmart, Inc. (d)	2,000	228,520
Yum China Holdings, Inc. (d)	1,500	68,145
		296,665
Semiconductors - 5.09%
NXP Semiconductors NV (d)	3,000	306,420
Xilinx, Inc. (d)	2,000	208,120
		514,540
Software - 5.74%
Domo, Inc. - Class B (a) (d)	6,000	148,980
Microsoft Corp. (d)	1,500	206,790
Splunk, Inc. (a) (d)	2,000	223,640
		579,410
Telecommunications - 5.92%
AT&T, Inc. (d)	10,000	352,600
Ciena Corp. (a) (d)	6,000	245,580
		598,180
Toys, Games & Hobbies - 1.87%
Nintendo Co. Ltd. - ADR	4,000	189,000

Transportation - 0.78%
FedEx Corp. (d)	500	79,305

TOTAL COMMON STOCK (Cost $7,442,217)		7,366,282

	Principal
GOVERNMENT BONDS - 15.54%
U.S. Treasury Note, 2.875%, due 10/31/2020 (e)	$1,300,000	1,316,809
U.S. Treasury Note, 2.25%, due 03/31/2021 (e)	250,000	252,432

TOTAL GOVERNMENT BONDS (Cost $1,555,903)		1,569,241

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

OPTIONS PURCHASED - 8.01%

CALL OPTIONS PURCHASED - 5.17%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value

Boyd Gaming Corp.	100	200,000	$20.00	3/20/2020	$51,000
Citigroup, Inc.	30	165,000	$55.00	1/17/2020	33,240
DuPont de Nemours, Inc.	25	137,500	$55.00	1/17/2020	1,487
Eastman Chemical Co.	40	280,000	$70.00	3/20/2020	13,920
MGM Resorts International	100	250,000	$25.00	3/20/2020	45,000
Microsoft Corp.	15	165,000	$110.00	1/17/2020	43,500
Norwegian Cruise Line Holdings Ltd.	30	150,000	$50.00	1/17/2020	12,000
Occidental Petroleum Corp.	30	150,000	$50.00	1/17/2020	2,310
Palo Alto Networks, Inc.	20	420,000	$210.00	1/17/2020	30,100
PepsiCo, Inc.	50	550,000	$110.00	1/17/2020	133,000
SPDR Gold Shares	100	1,380,000	$138.00	3/20/2020	99,500
SunTrust Banks, Inc.	50	275,000	$55.00	1/17/2020	40,375
Tradeweb Markets, Inc.	25	100,000	$40.00	4/17/2020	16,375
TOTAL CALL OPTIONS PURCHASED (Cost $675,890)					521,807

PUT OPTIONS PURCHASED - 2.84%

Agios Pharmaceuticals, Inc.	30	120,000	$40.00	9/20/2019	8,850
Boeing Co.	10	320,000	$320.00	11/15/2019	6,600
Capital One Financial Corp.	30	270,000	$90.00	9/20/2019	11,460
Invesco QQQ Trust Series 1	20	370,000	$185.00	11/15/2019	11,980
Invesco QQQ Trust Series 1	100	1,940,000	$194.00	9/30/2019	81,550
Netflix, Inc.	20	630,000	$315.00	11/15/2019	67,580
SPDR S&P 500 ETF Trust	15	429,000	$286.00	9/20/2019	4,695
Tiffany & Co.	30	270,000	$90.00	11/15/2019	23,640
Visa, Inc.	30	525,000	$175.00	11/15/2019	15,750
Wayfair, Inc.	15	217,500	$145.00	11/15/2019	51,450
YY, Inc.	10	60,000	$60.00	9/20/2019	3,810
TOTAL PUT OPTIONS PURCHASED (Cost $264,067)					287,365

TOTAL OPTIONS PURCHASED (Cost $939,957)					809,172

				Shares
SHORT-TERM INVESTMENTS - 6.02%
Federated Government Obligations Fund - Institutional Shares, 1.99% (b)				607,997	607,997
TOTAL SHORT-TERM INVESTMENTS (Cost $607,997)					607,997

TOTAL INVESTMENTS (Cost $10,546,074) – 102.50%					$10,352,692

OPTIONS WRITTEN (Proceeds $179,543) - (1.67%) (c)					(168,331)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.83%)					(84,096)

NET ASSETS - 100%					$10,100,265

(a) Non-income producing security.
(b) Rate shown represents the 7-day effective yield at August 31, 2019, is subject to change and resets daily.
(c) Please refer to the Schedule of Options Written for details of options written.
(d) Subject to call options written by the Fund.
(e) All or a portion of the security is segregated as collateral for options written.

[1] Each option contract is equivalent to 100 shares of the underlying common stock or exchange-traded fund. All options are non-income producing.

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
Ltd. - Limited
NV - Naamloze Vennootschap (Dutch Public Company)
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF OPTIONS WRITTEN
August 31, 2019 (Unaudited)

OPTIONS WRITTEN - (1.67)%

CALL OPTIONS WRITTEN - (1.09)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value

Alphabet, Inc. - Class C	1	$125,000	$1,250.00	10/18/2019	$1,427
AT&T, Inc.	50	175,000	$35.00	9/20/2019	3,750
Blackstone Group, Inc. - Class A	10	49,000	$49.00	12/20/2019	2,460
Blackstone Group, Inc. - Class A	5	25,000	$50.00	9/20/2019	570
Blackstone Group, Inc. - Class A	15	73,500	$49.00	12/20/2019	4,950
CBRE Group, Inc. - Class A	10	50,000	$50.00	10/18/2019	3,500
CBRE Group, Inc. - Class A	10	55,000	$55.00	10/18/2019	620
Ciena Corp.	10	46,000	$46.00	9/20/2019	670
CRISPR Therapeutics AG	20	100,000	$50.00	10/18/2019	4,600
Delta Air Lines, Inc.	20	120,000	$60.00	10/18/2019	2,940
Delta Air Lines, Inc.	20	125,000	$62.50	10/18/2019	1,460
Domo, Inc. - Class B	20	54,000	$27.00	10/18/2019	3,800
Eagle Materials, Inc.	7	63,000	$90.00	12/20/2019	2,415
Eagle Materials, Inc.	10	92,500	$92.50	12/20/2019	2,675
Eagle Materials, Inc.	10	95,000	$95.00	12/20/2019	2,050
Eagle Materials, Inc.	10	87,500	$87.50	10/18/2019	2,130
eBay, Inc.	30	126,000	$42.00	10/18/2019	2,850
Facebook, Inc. - Class A	20	380,000	$190.00	10/18/2019	10,200
Facebook, Inc. - Class A	10	200,000	$200.00	10/18/2019	1,930
FedEx Corp.	5	85,000	$170.00	9/20/2019	565
First Solar, Inc.	20	130,000	$65.00	10/18/2019	3,960
First Solar, Inc.	20	135,000	$67.50	9/20/2019	760
Horizon Therapeutics PLC	10	29,000	$29.00	10/18/2019	1,050
Inspire Medical Systems, Inc.	5	35,000	$70.00	9/20/2019	1,400
IQVIA Holdings, Inc.	4	68,000	$170.00	11/15/2019	870
IQVIA Holdings, Inc.	6	96,000	$160.00	10/18/2019	1,620
IQVIA Holdings, Inc.	10	165,000	$165.00	9/20/2019	450
iRobot Corp.	11	88,000	$80.00	11/15/2019	1,089
iRobot Corp.	11	71,500	$65.00	9/20/2019	1,155
Lumentum Holdings, Inc.	10	60,000	$60.00	10/18/2019	2,150
Lumentum Holdings, Inc.	10	62,500	$62.50	9/20/2019	450
Microsoft Corp.	15	210,000	$140.00	9/20/2019	2,775
NXP Semiconductors NV	20	220,000	$110.00	10/18/2019	3,660
Redfin Corp.	20	36,000	$18.00	11/15/2019	2,400
Redfin Corp.	30	57,000	$19.00	11/15/2019	2,625
Sony Corp.	20	125,000	$62.50	1/17/2020	3,800
Splunk, Inc.	13	156,000	$120.00	10/18/2019	3,250
Tesla, Inc.	2	49,000	$245.00	9/20/2019	498
Walmart, Inc.	2	23,000	$115.00	9/20/2019	310
Walmart, Inc.	10	110,000	$110.00	9/20/2019	5,100
Walmart, Inc.	8	92,000	$115.00	10/18/2019	2,216
Xilinx, Inc.	12	126,000	$105.00	10/18/2019	5,868
YETI Holdings, Inc.	20	60,000	$30.00	9/20/2019	1,500
Yum China Holdings, Inc.	15	67,500	$45.00	10/18/2019	3,450
Zillow Group, Inc. - Class C	10	35,000	$35.00	10/18/2019	2,050
TOTAL CALL OPTIONS WRITTEN (Proceeds $124,316)					110,018

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF OPTIONS WRITTEN
August 31, 2019 (Unaudited)

OPTIONS WRITTEN - (1.67)% (continued)

PUT OPTIONS WRITTEN - (0.58)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value

Alphabet, Inc. - Class C	1	119,500	$1,195.00	10/18/2019	$40
CRISPR Therapeutics AG	30	150,000	$50.00	9/20/2019	14,250
DR Horton, Inc.	20	97,000	$48.50	9/20/2019	1,680
Facebook, Inc. - Class A	10	195,000	$195.00	9/20/2019	10,890
First Solar, Inc.	20	130,000	$65.00	9/20/2019	8,760
Inspire Medical Systems, Inc.	20	135,000	$67.50	9/20/2019	3,800
Marathon Petroleum Corp.	17	93,500	$55.00	9/20/2019	8,968
Redfin Corp.	30	51,000	$17.00	8/16/2019	5,175
Twitter, Inc.	25	105,000	$42.00	10/18/2019	4,750
TOTAL PUT OPTIONS WRITTEN (Proceeds $55,227)					58,313

TOTAL OPTIONS WRITTEN (Proceeds $179,543)					$168,331

[1] Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

ADR - American Depositary Receipt
Ltd. - Limited
NV - Naamloze Vennootschap (Dutch Public Company)
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the FinTrust Income and Opportunity Fund (the “Fund”), formerly, the Hedgerow Income and Opportunities Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2019.

FinTrust Income and Opportunity Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$7,366,282	$—	$—	$7,366,282
Government Bonds	1,569,241	—	—	1,569,241
Call Options Purchased	521,807	—	—	521,807
Put Options Purchased	287,365	—	—	287,365
Money Market Funds	607,997	—	—	607,997
Total Assets	$10,352,692	$—	$—	$10,352,692

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$110,018	$—	$—	$110,018
Put Options Written	58,313	—	—	58,313
Total Liabilities	$168,331	$—	$—	$168,331

(1)       As of and for the nine month period ended August 31, 2019, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the nine month period ended August 31, 2019. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

Options – The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the written put options, but continues to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Derivative Transactions

As of August 31, 2019, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts
Call options purchased, at value	Investments, at value	$521,807
Put options purchased, at value	Investments, at value	287,365
Total Assets		$809,172

Liabilities	Location	Equity Contracts
Call options written, at value	Options written, at value	$110,818
Put options written, at value	Options written, at value	58,313
Total Liabilities		$168,331

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund for the nine month period ended August 31, 2019, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Call options purchased	Investments	$(42,695)
Put options purchased	Investments	43,597
Call options written	Options written	79,541
Put options written	Options written	(9,189)
		$71,254

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

Derivative Transactions (continued)

Net realized gain (loss) on:	Location	Total
Call options purchased	Investments	$113,084
Put options purchased	Investments	(22,024)
Call options written	Options written	(15,959)
Put options written	Options written	170,603
		$245,704

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments August 31, 2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$10,575,385	$485,386	$(708,079)	$(222,693)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	October 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	October 29, 2019

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer and Acting Principal Financial Officer
Date:	October 29, 2019